Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 104,207,182	$ 125,316,748
Additions	23,964,367	18,525,768
Disposals	(33,485)	(193,160)
Depreciation charge	(2,229,525)	(4,126,220)
Exchange differences	(591,791)	270,311
Property, plant and equipment	125,316,748	139,793,447
Net book amount		139,793,447	$ 104,207,182
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		151,195,954	109,354,291
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		(11,402,507)	(5,147,109)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,351,349	2,314,473
Exchange differences	(36,876)	16,353
Property, plant and equipment	2,314,473	2,330,826
Net book amount		2,330,826	2,351,349
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		2,330,826	2,351,349
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	46,001,054	44,839,066
Additions	111,338	113,215
Depreciation charge	(957,247)	(1,304,113)
Exchange differences	(316,079)	138,061
Property, plant and equipment	44,839,066	43,786,229
Net book amount		43,786,229	46,001,054
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		47,866,171	47,824,346
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		(4,079,942)	(1,823,292)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	738,135	579,110
Additions	42,002	193,251
Transfers		88,882
Depreciation charge	(201,027)	(436,474)
Property, plant and equipment	579,110	424,770
Net book amount		424,770	738,135
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		1,430,580	1,102,865
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		(1,005,810)	(364,730)
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	20,356,502	20,868,849
Additions	505,380	877,938
Disposals	(33,485)	(193,160)
Transfers	1,263,939	1,939,982
Depreciation charge	(1,071,251)	(2,385,633)
Exchange differences	(152,236)	96,025
Property, plant and equipment	20,868,849	21,204,001
Net book amount		21,204,001	20,356,502
Machinery and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		27,520,756	23,315,589
Machinery and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		(6,316,755)	(2,959,087)
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	34,760,142	56,715,250
Additions	23,305,647	17,341,364
Transfers	(1,263,939)	(2,028,864)
Exchange differences	(86,600)	19,872
Property, plant and equipment	$ 56,715,250	72,047,622
Net book amount		72,047,622	34,760,142
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount		$ 72,047,622	$ 34,760,142